Senior Convertible Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt, Accrued Interest and Interest Expense

Debt and accrued interest at March 31, 2018 and interest expense for the three months ended March 31, 2018 are as follows:

		Unamortized
	Senior	Debt	Senior
	Convertible	Issuance	Convertible	Accrued	Interest
	Notes	Costs	Notes, Net	Interest	Expense
Balance, December 31, 2017	$2,580,000	$(131,430)	$2,448,570	$35,693	$59,063
Accrued interest	-	-	-	51,600	51,600
Amortize debt issuance costs	-	36,140	36,140	-	36,140
Balance, March 31, 2018	2,580,000	(95,290)	2,484,710	87,293	$87,740
Current portion	(2,580,000)	95,290	(2,484,710)	(87,293)
Long-term portion	$-	$-	$-	$-

Debt and accrued interest at December 31, 2017 and interest expense for the year ended December 31, 2017 are as follows:

	Debt Balance	Accrued Interest	Interest Expense
Senior Convertible Notes	$2,580,000	$35,693	$35,693
Unamortized Debt Issuance Cost	(131,430)	-	23,370
Balance, December 31, 2017	$2,448,570	$35,693	$59,063